Segment, Geographic, and Significant Customer Information	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Segment, Geographic, and Significant Customer Information
3.	Segment, Geographic, and Significant Customer Information
Our operations are organized into a single operating and reportable segment for financial reporting purposes, based on how our Chief Operating Decision Maker (“CODM”) manages the business, makes operating decisions around the allocation of resources, and evaluates operating performance. Our CODM is our Chief Executive Officer, who reviews our operating results on a consolidated basis.
The following table presents our revenue disaggregated by primary geographical market where revenues are attributable to the region in which the billing address of the customer is located (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
	(Unaudited)		(Unaudited)
United States	$1,537	$2,265	$5,503	$14,351
Rest of World	$302	$2,252	$302	$4,710

Total revenue	$1,839	$4,517	$5,805	$19,061

The following tables summarize our most significant customers as of September 30, 2021 and December 31, 2020 and for the three and nine months ended September 30, 2021 and 2020:

	Revenue
	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
	(Unaudited)		(Unaudited)
Customer A	69%	50%	89%	75%
Customer B	16%	50%	5%	25%

	Accounts Receivable
	As of
	September 30, 2021	December 31, 2020
	(Unaudited)
Customer A	63%	33%
Customer B	20%	67%

3.	Revenue Recognition
We satisfy performance obligations at a point in time for the development services since the customers do not simultaneously receive and consume the benefits, we do not create or enhance an asset that the customer controls, and we do not have an enforceable right to payment for the performance completed to date. The contracts also contain substantive acceptance terms for each milestone due to its complexity. Revenue is recognized at the time the related performance obligation is satisfied with the transfer of a promised good or service to a customer, e.g., upon achievement of the milestone and acceptance by the customer.
Disaggregation of Revenue and Revenue Recognition
The following table depicts the disaggregation of revenue by geography, consistent with how we evaluate its financial performance (in thousands):

	December 31,
	2020	2019
United States	$17,037	$13,783
Rest of World	5,306	6,709

Total revenue	$22,343	$20,492

Significant Customers
The following is our significant customers as of and for the years ended December 31, 2020 and 2019:

	Revenue		Accounts receivable
	December 31,		December 31,
	2020	2019	2021	2020
Customer A	76%	67%	33%	55%
Customer B	24%	33%	67%	45%